Offsets	Feb. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tanger Inc
Form or Filing Type	S-3
File Number	333-275907
Initial Filing Date	Dec. 06, 2023
Fee Offset Claimed	$ 5,092.20
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,500,000.00
Termination / Withdrawal Statement	The Registrant has previously registered shares of its common shares, $0.01 par value per share (the "Common Shares"), having an aggregate offering price of up to $250,000,000, offered by means of a 424(b)(5) prospectus supplement, dated December 6, 2023 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $36,900. As of the date of this prospectus supplement, Common Shares having an aggregate offering price of up to $34,500,000 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $5,092.20 that has already been paid and remains unused with respect to the unsold Common Shares previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $61,240 due for this offering. The remaining balance of the registration fee, $56,147.80, has been paid in connection with this offering. The Registrant has terminated the offering that included the unsold Common Shares under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tanger Inc.
Form or Filing Type	S-3
File Number	333-275907
Filing Date	Dec. 06, 2023
Fee Paid with Fee Offset Source	$ 36,900.00